DEFERRED REVENUE - Schedule of deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Revenue, Current	¥ 181,828	$ 26,118	¥ 546,975
Deferred merchandise revenue [Member]
Deferred Revenue, Current	129,224		337,166
Deferred membership program revenue [Member]
Deferred Revenue, Current	42,438		209,809
Deferred marketplace revenue [Member]
Deferred Revenue, Current	9,800		0
Deferred other revenue [Member]
Deferred Revenue, Current	¥ 366		¥ 0